Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended
	Dec. 22, 2021 [1]	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
Cultivar ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,054	$ 10,739	$ 11,408	$ 11,640	$ 13,556
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,014	$ 10,154	$ 12,293	$ 14,221	$ 17,008

[1]	Inception